Consolidated Statements of Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows provided by (used in) Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 3,682,470,527	$ 2,953,813,799	$ 2,321,999,131
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(2,551,652,407)	(2,048,185,735)	(1,517,256,079)
Payments to and on behalf of employees	(258,202,599)	(216,192,088)	(189,758,823)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(363,740,268)	(278,367,683)	(266,228,165)
Dividends received	4,079,309	1,441,355	1,176,079
Interest payments	(44,822,402)	(55,497,167)	(44,299,001)
Interest received	24,649,593	5,373,494	7,538,364
Income tax payments	(87,757,706)	(46,100,050)	(29,474,900)
Other cash movements (tax on bank debits Argentina and others)	(7,571,623)	(11,230,942)	(4,927,608)
Cash flows provided by (used in) Operating Activities	397,452,424	305,054,983	278,768,998
Cash flows provided by (used in) Investing Activities
Proceeds from sale of Property, plant and equipment	92,253	39,919	3,570
Purchase of Property, plant and equipment	(186,702,179)	(138,856,157)	(85,874,958)
Purchase of intangible assets		(5,171,139)	(207,889)
Payments from futures, forwards, options and swaps agreements		(375,579)	(472,551)
Collection on forward, term, option and financial exchange agreements	146,070	678,274	2,122,954
Other (payments) redemptions for (purchases) of financial instruments	101,191,506	(54,567,998)	(139,449,884)
Other cash inflows (outflows)	103,879
Net cash flows used in Investing Activities	(85,168,471)	(198,252,680)	(223,878,758)
Cash Flows generated from (used in) Financing Activities
Collection for changes in ownership interest in subsidiaries		3,000,000
Proceeds (payments) from short term loans	23,625,853		27,633,156
Loan payments	(13,934,477)	(797,428)	(25,197,737)
Lease liability payments	(5,385,167)	(4,008,924)	(3,974,086)
Dividend payments by the reporting entity	(274,316,050)	(106,347,165)	(99,985,500)
Other cash inflows (outflows) (placement and payment of public debt)	(16,953,541)	(7,165,997)	214,565,128
Net cash flows (used in) generated by Financing Activities	(286,963,382)	(115,319,514)	113,040,961
Net increase in cash and cash equivalents before exchange differences	25,320,571	(8,517,211)	167,931,201
Effects of exchange differences on cash and cash equivalents	(21,352,255)	9,501,803	(13,574,854)
Effects of inflation in cash and cash equivalents in Argentina	(16,598,349)	(6,203,271)	(2,393,634)
Net increase (decrease) in cash and cash equivalents	(12,630,033)	(5,218,679)	151,962,713
Cash and cash equivalents - beginning of period	304,312,020	309,530,699	157,567,986
Cash and cash equivalents - end of period	$ 291,681,987	$ 304,312,020	$ 309,530,699